Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Schedule of transactions with related parties

	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Sales to:
Indirect subsidiaries of CK Hutchison	8,486	9,794	8,074

Revenue from research and development services:
Equity investees	9,682	8,429	5,383

Purchases from:
Equity investees	1,182	280	3,701

Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	372	741	751
An equity investee	10,195	8,401	5,093

	10,567	9,142	5,844

Rendering of management services from:
Indirect subsidiaries of CK Hutchison	897	874	845

Interest paid to:
Immediate holding company	—	152	144
An indirect subsidiary of CK Hutchison	132	—	—

	132	152	144

Guarantee fee on bank loan to:
An indirect subsidiary of CK Hutchison	320	471	471

Schedule of balances with related parties

	December 31,
	2017	2016
	(in US$'000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (a))	2,761	2,589
Equity investees (note (a))	1,099	1,634

	3,860	4,223

Accounts payable
An indirect subsidiary of CK Hutchison (note (a))	—	19
An equity investee (note (a))	20	—

	20	19

Amounts due from related parties
An indirect subsidiary of CK Hutchison (note (a))	23	107
Equity investees (note (a))	893	1,029
Dividend receivable from an equity investee	7,628	—

	8,544	1,136

Amounts due to related parties
Immediate holding company (note (b))	—	2,086
An indirect subsidiary of CK Hutchison (note (b))	454	152
An equity investee (note (a))	6,567	3,070

	7,021	5,308

Other deferred income
An equity investee (note (c))	1,648	1,771

Other non-current liabilities
Immediate holding company (note (d))	—	6,000

Notes:

(a)

Balances with related parties are unsecured, interest-free and repayable on demand. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.

(b)

Amounts due to immediate holding company and an indirect subsidiary of CK Hutchison are unsecured and interest-bearing. During the year ended December 31, 2017, amounts due to immediate holding company were assigned to an indirect subsidiary of CK Hutchison. As at December 31, 2017, approximately US$454,000 (December 31, 2016: US$2,238,000) of such balances are repayable within one year or repayable on demand.

(c)	Other deferred income represents amounts recognized from granting of promotion and marketing rights.
(d)

In December 2017, the Group repaid the amount due. As at December 31, 2016, this amount was recorded in non-current liabilities as it was repayable in equal installments of US$3,000,000 in December 2018 and December 2019.

Schedule of transactions with non-controlling shareholders of subsidiaries

	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Sales	13,307	12,274	6,196

Purchases	21,236	15,225	12,169

Interest expense	66	78	85

Dividend declared	1,594	564	590

Schedule of balances with non-controlling shareholders of subsidiaries

	December 31,
	2017	2016
	(in US$'000)
Accounts receivable—third parties	1,846	—

Accounts payable	7,250	5,136

Other payables, accruals and advance receipts
Loan	1,550	—
Interest payable	80	14

	1,630	14

Other non-current liabilities
Loans	579	2,129